Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt
Long-term debt (Note J&P)	$ 46,189	$ 44,917
Fair value of long-term debt	$ 42,514	$ 49,465